DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Feb. 28, 2023	Oct. 31, 2022	May 31, 2022	Feb. 28, 2022	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities										$ 3,367
Payments for derivatives, operating activities							$ 6,797		$ 133,573
Payments for derivatives, investing activities								$ 0	$ 0	$ 56,466
Puts
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities		$ 9,240	$ 9,045
Swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Proceeds from derivatives, operating activities								$ 8,401
Commodity derivatives
Disclosure of maturity analysis for derivative financial liabilities [line items]
Payments for derivatives, financing activities	$ 6,376			$ 32,242	$ 31,250	$ 41,823